Write-Downs of Long-Lived Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥) Location	Mar. 31, 2014 JPY (¥) Location	Mar. 31, 2013 JPY (¥) Location
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 34,887	¥ 26,742	¥ 21,053
Write-downs of long-lived assets	34,887	23,421	17,896
Long Lived Assets [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of long-lived assets	34,887	23,421	17,896
Office Building
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 9,172	¥ 3,582	¥ 923
Number of impaired assets | Location	6	2	2
Impairment loss due to change in use		¥ 4,109
Office Building Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 4,805	¥ 1,445	¥ 1,055
Number of impaired assets | Location	3	5	14
Condominiums Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		¥ 988	¥ 1,142
Number of impaired assets | Location		1	13
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 621		¥ 3,853
Number of impaired assets | Location			4
Commercial Facilities Other Than Offices
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 3,832	¥ 2,976	¥ 1,582
Number of impaired assets | Location	3	2	2
Commercial Facilities Other Than Office Buildings Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		¥ 137	¥ 442
Number of impaired assets | Location		1	4
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 586	¥ 713	¥ 608
Land Undeveloped Or Under Construction
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	2,797	3,787	6,818
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	13,074	9,005	¥ 4,630
Building used for training facility in facilities operation business
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		5,052
Information-related equipment in rental operation
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses		¥ 1,292
Golf Course Land Improvements
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	¥ 7,737